Financial instruments and financial risk factors (Tables)	12 Months Ended
Oct. 31, 2022
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The Company’s financial assets measured at fair value on a recurring basis are measured under level 2 of the hierarchy and were calculated as follows:

As at October 31, 2022	Balance	Level 2
Accounts receivable	$1.5	$1.5
	$1.5	$1.5

As at October 31, 2021
Accounts receivable	4.1	4.1
	$4.1	$4.1

Schedule of fair value measurement of liabilities
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

As at October 31, 2022	Balance	Level 1	Level 2
Conversion feature of convertible debt (refer to Note 13)	$43.9	$—	$43.9
	$43.9	$—	$43.9

As at October 31, 2021
Conversion feature of convertible debt (refer to Note 13)	29.0	—	29.0
Warrants (refer to Note 14)	82.1	53.5	28.6
	$111.1	$53.5	$57.6

Schedule of fair value measurement of price
The following table sets out the Company's exposure, as at October 31, 2022 and 2021, in relation to the impact of movements in the Cobalt and Nickel price for the provisionally invoiced sales volume:

	Cobalt		Nickel
As at October 31,	2022	2021	2022	2021
Metric tonnes subject to fair value pricing adjustments	4,202	1,728	4,202	1,728
10% increase in prices	$1.1	$0.3	$1.0	$0.4
10% decrease in prices	$(1.1)	$(0.3)	$(1.0)	$(0.4)

The following table sets out the period end commodity prices for Cobalt and Nickel as at October 31, 2022 and 2021:

Market price per tonne
As at October 31,	2022	2021
Cobalt	$53,462	$60,407
Nickel	21,710	19,300